Note 10 - Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Ceded and Assumed [TableText Block]
	2015	2014

Premiums ceded	$12,511,080	$13,687,074
Premiums assumed	781,863	3,346,657
Commission and expense allowances	4,457,058	3,443,836
Benefit recoveries	8,414,608	7,703,390